FAIR VALUE MEASUREMENTS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
FAIR VALUE MEASUREMENTS
Schedule of financial assets or liabilities measured at fair value on a recurring basis

As of December 31, 2018, the Company did not have financial assets or liabilities that are measured at fair value on a recurring basis (in thousands).

	As of September 30, 2019
	Level 1	Level 2	Level 3	Total
Cash	$12,933	$—	$—	$12,933
Money market funds	133	—	—	133
Total cash and cash equivalents	$13,065	$—	$—	$13,065
Commercial paper and corporate bonds	—	7,522	—	7,522
U.S. government agency debt securities	—	12,367	—	12,367
Total marketable securities	$—	$19,889	$—	$19,889
Total financial assets measured at fair value on a recurring basis	$13,065	$19,889	$—	$32,954

Schedule of Company’s Derivative Liability and Warrant Liability

The following table provides a roll forward of the aggregate fair values of the Derivative Liability and Warrant Liability as of September 30, 2018, for which fair value is determined using Level 3 inputs (in thousands):

	Derivative	Warrant
	Liability	Liability
Balance as of January 1, 2018	$—	$—
Initial fair value of Derivative Liability	1,896	—
Initial fair value of Warrant Liability	—	74
Change in fair value	180	6
Balance as of March 31, 2018	$2,076	$80
Change in fair value	294	21
Balance as of June 30, 2018	$2,370	$101
Change in fair value	335	38
Balance as of September 30, 2018	$2,704	$139

The following table provides a roll forward of the aggregate fair values of the Company’s Derivative Liability and Warrant Liability, for which fair value is determined using Level 3 inputs (in thousands):

	Derivative	Warrant
	Liability	Liability
Balance as of January 1, 2018	$—	$—
Initial fair value of Derivative Liability	1,896	—
Initial fair value of Warrant Liability	—	74
Change in fair value	972	168
Extinguishment of Derivative Liability in connection with extinguishment of 2018 Notes	(2,868)	—
Reclassification of Warrant Liability into 2018 Notes Warrants	—	(242)
Balance as of December 31, 2018	$—	$—